DERIVATIVE LIABILITY WARRANTS (Details Narrative) - USD ($)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding	1,024,316	1,024,316	661,601
Reverse stock split	20-1 reverse stock split	20-1 reverse stock split
Derivative Liability Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Transfers in or out of Level 3		$ 0
Private Placement Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding	187,500	187,500	187,500
Public Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding	375,000	375,000	375,000